Expense Example {- Fidelity Small-Mid Multifactor ETF} - 09.30 Fidelity Factor ETFs Combo PRO-08 - Fidelity Small-Mid Multifactor ETF - Fidelity Small-Mid Multifactor ETF	Nov. 29, 2021 USD ($)
Expense Example:
1 year	$ 30
3 years	93
5 years	163
10 years	$ 368